Derivative Liabilities (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2021	Dec. 31, 2020
Derivative Instruments and Hedging Activities Disclosure [Abstract]
Schedule of Fair Value of Liabilities Measured on Recurring Basis

For the three months March 31, 2021 and year ended December 31, 2020, the estimated fair values of the liabilities measured on a recurring basis are as follows:

Three months Ended Year Ended
	March 31,	December 31,
	2021	2020
Expected term	0.48 - 1.00 years	0.25 - 5.00 years
Expected average volatility	186%- 302%	187%- 464%
Expected dividend yield	-	-
Risk-free interest rate	0.07% - 0.10%	0.01% - 1.57%

For the years ended December 31, 2020 and, 2019, the estimated fair values of the liabilities measured on a recurring basis are as follows:

	Year Ended	Year Ended
	December 31,	December 31,
	2020	2019
Expected term	0.02 - 5.00 years	0.25 - 5.00 years
Expected average volatility	187%- 464%	160%- 305%
Expected dividend yield	-	-
Risk-free interest rate	0.01% - 1.57%	1.55% - 2.50%

Schedule of Changes in Derivative Liabilities

The following table summarizes the changes in the derivative liabilities during the three months March 31, 2021 and 2021:

Fair Value Measurements Using Significant Unobservable Inputs (Level 3)
Derivative liability as of December 31, 2020	$-

Addition of new derivatives recognized as debt discounts	100,000
Addition of new derivatives recognized as day-one loss	86,459
Derivative liabilities settled upon conversion of convertible note	(285,256)
Change in derivative liabilities recognized as loss on derivative	98,797
Derivative liability as of March 31, 2021	$-

The following table summarizes the changes in the derivative liabilities during the years ended December 31, 2020 and 2019:

Fair Value Measurements Using Significant Unobservable Inputs (Level 3)
Derivative liability as of December 31, 2018	$12,447,109

Addition of new derivatives recognized as debt discounts	606,000
Addition of new derivatives recognized as day-one loss	1,544,785
Derivative liabilities settled upon conversion of convertible note	(3,130,000)
Reclassification from APIC to derivative due to tainted instruments	167,544
Reclassification to APIC from derivative due to not tainted instruments	(250,878)
Change in derivative liabilities recognized as loss on derivative	(8,783,283)
Derivative liability as of December 31, 2019	$2,601,277

Addition of new derivatives recognized as debt discounts	947,175
Addition of new derivatives recognized as day-one loss	9,907,039
Derivative liabilities settled upon conversion of convertible note	(10,954,868)
Change in derivative liabilities recognized as loss on derivative	(2,500,623)
Derivative liability as of December 31, 2020	$-